Lease commitments	12 Months Ended
Mar. 31, 2012
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2011	2012
Machinery and equipment	¥5,173	¥3,091
Other leased assets	195	112
Less—Accumulated amortization	(3,792)	(2,152)

	¥1,576	¥1,051

Amortization expenses under capital leases for the years ended March 31, 2010, 2011 and 2012 were ¥1,005 million, ¥1,039 million and ¥835 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥670
2014	318
2015	163
2016	118
2017	39
2018 and thereafter	34

Total minimum lease payments	1,342
Less—Amount representing interest	(34)

Present value of net minimum lease payments	1,308
Less—Current obligations	(652)

Long-term capital lease obligations	¥656

Rental expenses under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥1,674 million, ¥1,472 million and ¥1,526 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥1,481
2014	808
2015	395
2016	291
2017	462
2018 and thereafter	742

Total minimum future rentals	¥4,179

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥317 million, ¥376 million and ¥373 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2012 are as follows:

Yen in millions
Year ending March 31:
2013	¥367
2014	211
2015	—
2016	—
2017	—
2018 and thereafter	—

Total minimum future rentals	¥578